21 Employees benefits (Details Narrative) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$) Participants	Dec. 31, 2019 BRL (R$) Participants
Summary of employee benefits [Line Items]
Salaries, payroll charges and social contributions	R$ 90,980	R$ 93,486
Sabesprev mais [member]
Summary of employee benefits [Line Items]
Active participants of Plan	9,587	9,774
VIVEST [member]
Summary of employee benefits [Line Items]
Number of inactive participants | Participants	24
G0 plan [member]
Summary of employee benefits [Line Items]
Contribution - participants		R$ 0
Active participants of Plan	10	10
Beneficiaries, retirees and survivors	1,862	1,960
G1 Plan [member]
Summary of employee benefits [Line Items]
Number of active participants | Participants	3,512	3,758
Number of inactive participants | Participants	7,580	7,399
Contribution	R$ 36,009	R$ 36,968
Contribution - participants	36,608	R$ 38,391
Actuarial deficit	26,326
Actuarial deficit - participants	R$ 26,895
Description of defined benefit plan	Managed by Sabesprev, the defined benefit plan (“G1 Plan”), closed to new adhesions since July 2010, receives similar contributions established in a plan of subsidy of actuarial study of Sabesprev, as follows: · 0.99% of the portion of the salary of participation up to 20 salaries; and · 8.39% of the surplus, if any, of the portion of the salary of participation over 20 salaries.
Health plan - Medical Assistance [member]
Summary of employee benefits [Line Items]
Average gross payroll	7.79%	9.30%
Average gross payroll	R$ 212,681	R$ 237,898